Movements in equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Movements in equity
37. Movements in equity

Retained
earnings
 and other reserves amounted to £6,885 million at 31 December 2019 (2018 – £
65 million loss
 as revised
; 2017 – £4,430 million loss) of which £394 million (2018 – £337 million; 2017
–

£
334 million)
related
to
associa
t
es and
joint ventures
.
A
n
adjustment of cumulative translation exchange between retained earnings and non-controlling
interests of £396 million has been made in 2019 as described in Note 1, ‘Presentation of the financial statements’
. The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m
At 1 January 2017	(128)	23	494	389
Exchange movements on overseas net assets	462	—	(149)	313
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109

At 31 December 2017	443	23	345	811
Exchange movements on overseas net assets	(458)	(22)	(1)	(481)

At 31 December 2018 , as reported	(15)	1	344	330
Adjustment of exchange movements on overseas net assets	396	—	(396)	—
At 31 December 2018, as revised	381	1	(52)	330
Exchange movements on overseas net assets	(830)	(2)	(75)	(907)
Reclassification of exchange mo vements on liquidation or disposal of overseas subsidiaries	(75)	—	—	(75)

At 31 December 2019	(524)	(1)	(127)	(652)

The analysis of other comprehensive income by equity category is as follows:

2019	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(830)	(2)	—	(832)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	(75)	—	—	(75)
Fair value movements on cash flow hedges	—	(20)	—	(20)
Reclassification of cash flow hedges to income and expense	—	3	—	3
Deferred tax on fair value movements on cash flow hedges	—	16	—	16
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(75)	(75)
Fair value movements on equity investments	—	372	—	372
Deferred tax on fair value movements on equity investments	—	(95)	—	(95)
Remeasurement losses on defined benefit plans	(1,050)	—	—	(1,050)
Tax on remeasurement losses in defined benefit plans	189	—	—	189

Other comprehensive (expense) /income for the year	(1,766)	274	(75)	(1,567)

2018	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(458)	(22)	—	(480)
Fair value movements on cash flow hedges	—	140	—	140
Reclassification of cash flow hedges to income and expense	—	(175)	—	(175)
Deferred tax on fair value movements on cash flow hedges	—	(22)	—	(22)
Deferred tax reversed on reclassification of cash flow hedges	—	20	—	20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(1)	(1)
Fair value movements on equity investments	—	180	—	180
Deferred tax on fair value movements on equity investments	—	10	—	10
Remeasurement gains on defined benefit plans	728	—	—	728
Tax on remeasurement gains in defined benefit plans	(146)	—	—	(146)

Other comprehensive income/(expense) for the year	124	131	(1)	254

2017	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	462	—	—	462
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109	—	—	109
Fair value movements on available-for-sale investments	—	(14)	—	(14)
Reclassification of fair value movements on available-for-sale investments	—	(42)	—	(42)
Deferred tax on fair value movements on available-for-sale investments	—	47	—	47
Deferred tax reversed on reclassification of available-for-sale investments	—	(18)	—	(18)
Fair value movements on cash flow hedges	—	(10)	—	(10)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(149)	(149)
Remeasurement gains on defined benefit plans	549	—	—	549
Tax on remeasurement gains in defined benefit plans	(221)	—	—	(221)

Other comprehensive income/(expense) for the year	899	(37)	(149)	713
The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve £m	Other reserves £m	Total £m
At 1 January 2017	(286)	380	(3)	2,129	2,220
Exchange adjustments	22	—	—	—	22
Transferred to income and expense in the year on disposals	—	(42)	—	—	(42)
Net fair value movement in the year	—	(9)	(8)	—	(17)
Ordinary shares acquired by ESOP Trusts	(656)	—	—	—	(656)
Write-down of shares held by ESOP Trusts	520	—	—	—	520

At 31 December 2017	(400)	329	(11)	2,129	2,047
Implementation of IFRS 9	—	(288)	—	—	(288)

At 31 December, as adjusted	(400)	41	(11)	2,129	1,759
Exchange adjustments	(26)	—	—	—	(26)
Transferred to Retained earnings in the year on disposal of equity investments	—	(94)	—	—	(94)
Net fair value movement in the year	—	193	(36)	—	157
Write-down of shares held by ESOP Trusts	265	—	—	—	265

At 31 December 2018	(161)	140	(47)	2,129	2,061
Exchange adjustments	10	—	—	—	10
Transferred to Retained earnings in the year on disposal of equity investments	—	5	—	—	5
Net fair value movement in the year	—	264	(1)	—	263
Ordinary shares acquired by ESOP Trusts	(328)	—	—	—	(328)
Write-down of shares held by ESOP Trusts	344	—	—	—	344

At 31 December 2019	(135)	409	(48)	2,129	2,355

Other reserves include various
non-distributable
merger and
pre-merger
reserves amounting to £1,849 million at 31 December 2019

(2018 – £1,849 million; 2017
–

£1,849 million). Other reserves also include the capital redemption reserve created as a result of the share buy-back
programme amounting to £280 million at 31 December 2019 (2018 – £280 million; 2017 – £280 million).